Note 2 - Acquistions (Details) - Assets Acquired and Liabilities Assumed - USD ($)	Sep. 30, 2015	Dec. 31, 2014
Note 2 - Acquistions (Details) - Assets Acquired and Liabilities Assumed [Line Items]
Property and equipment	$ 1,539,321
Intangible assets	1,531,041
Goodwill	$ 2,948,363	$ 677,204
The Joint RRC Corp [Member]
Note 2 - Acquistions (Details) - Assets Acquired and Liabilities Assumed [Line Items]
Property and equipment		297,630
Intangible assets		153,000
Goodwill		677,204
Total assets acquired		1,127,834
Unfavorable leases		(227,834)
Net assets acquired		$ 900,000